Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Cash and cash equivalents
Cash		$ 1,655,065		$ 2,574,957	$ 3,335,384
Total cash and cash equivalents	$ 79,686	1,656,365	$ 123,941	2,576,256	3,336,420	$ 5,987,164
Fixed funds
Cash and cash equivalents
Cash equivalents		$ 1,300		$ 1,299	$ 1,036